Consolidated Statements of Stockholders' Equity (Deficit) (USD $) In Thousands, except Share data, unless otherwise specified	Convertible Preferred stock	Common Stock	Additional paid-in capital	Treasury stock	Accumulated deficit	Unearned ESOP shares	Accumulated other comprehensive income	Total
Balance at Dec. 31, 2010	$ 1,486	$ 5	$ 8,239		$ (11,577)	$ (1,024)		$ (2,871)
Balance (in shares) at Dec. 31, 2010	401,000	5,081,000
Net loss					(5,168)			(5,168)
Reverse Recapitalization Transaction [Abstract]
Shares deemed issued to Comamtech stockholders in exchange for net assets contributed		2	3,945					3,947
Shares deemed issued to Comamtech stockholders in exchange for net assets contributed (in shares)		2,187,000
Expenses related to reverse recapitalization			(730)					(730)
Issuance of common shares for finders fee			354					354
Issuance of common shares for finders fee (in shares)		154,000
Repurchase 153,883 shares of common stock				(205)				(205)
Employee stock-based compensation			200					200
Common shares issued in connection with Exchange Agreement	4,529	1	2,348					6,878
Common shares issued in connection with Exchange Agreement (in shares)	1,415,000	695,000
Common shares issued in exchange for services			158					158
Common shares issued in exchange for services (in shares)		66,000
Accrued dividends on preferred stock	305				(486)			(181)
Principal payment from ESOP						125		125
Balance at Dec. 31, 2011	6,320	8	14,514	(205)	(17,231)	(899)		2,507
Balance (in shares) at Dec. 31, 2011	1,816,000	8,183,000
Net loss					(3,866)			(3,866)
Foreign currency translation adjustment							22	22
Convertible Series C Preferred retired	(4,906)				377			(4,529)
Convertible Series C Preferred retired (in shares)	(1,415,000)
Convertible Series D Preferred sold in private placement, net of issuance costs	5,668		355					6,023
Convertible Series D Preferred sold in private placement, net of issuance costs (in shares)	704,000
Shares issued in connection with Illume acquisition		1	697					698
Shares issued in connection with Illume acquisition (in shares)		617,000
Shares issued in connection with Apex acquisition			341					341
Shares issued in connection with Apex acquisition (in shares)		325,000
Common stock issued as an antidilution adjustment			173					173
Common stock issued as an antidilution adjustment (in shares)		175,000
Reverse Recapitalization Transaction [Abstract]
Employee stock-based compensation			52					52
Accrued dividends on preferred stock	288				(954)			(666)
Principal payment from ESOP						132		132
Balance at Dec. 31, 2012	$ 7,370	$ 9	$ 16,132	$ (205)	$ (21,674)	$ (767)	$ 22	$ 887
Balance (in shares) at Dec. 31, 2012	1,105,000	9,300,000